Revenue from services rendered	12 Months Ended
Dec. 31, 2017
Revenue from services rendered [Abstract]
Revenue from services rendered
24.	Revenue from services rendered

	2017	2016	2015

Gross revenue from services	1,598,622	1,655,816	1,558,962
(-) Discounts and cancellations	(3,374)	(28,718)	(4,901)
(-) Taxes levied - PIS	(27,501)	(27,777)	(25,520)
(-) Taxes levied - COFINS	(125,174)	(127,944)	(117,467)
(-) Taxes levied - ICMS	(1,967)	(1,364)	(1,602)
(-) Taxes levied - ISSQN	(75,259)	(76,980)	(70,581)
Net revenue from services rendered	1,365,347	1,393,033	1,338,891